May. 18, 2016
Dynamic Total Return Fund
Dynamic Total Return Fund

May 18, 2016

ADVANTAGE FUNDS, INC.

– Dynamic Total Return Fund

Supplement to Summary and Statutory Prospectus

dated March 1, 2016

The following information supplements the information contained in "Principal Investment Strategy" and "Principal Risks" in the summary prospectus:

Effective August 1, 2016, the fund may gain investment exposure to global commodity markets through investments in a wholly-owned and controlled subsidiary of the fund that principally invests directly in commodity-related instruments, including futures and options contracts, swap agreements and other derivatives.  The subsidiary has the same investment objective, investment adviser and sub-investment adviseras the fund.

Subsidiary risk.  By investing in the subsidiary, the fund will be indirectly exposed to the risks associated with the subsidiary's investments.  The investments held by the subsidiary are generally similar to those that are permitted to be held by the fund and are subject to the same risks that apply to similar investments if held directly by the fund.  Changes in applicable laws governing the subsidiary could prevent the fund or the subsidiary from operating as described in the prospectus and could negatively affect the fund and its shareholders.  There also may be federal income tax risks associated with the fund's investment in the subsidiary.

Tax risk.  As a regulated investment company, the fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended.  The fund intends to achieve investment exposure to global commodity markets primarily by investing in the subsidiary and commodity-linked derivative instruments.  The tax treatment of some of the fund's commodity-linked positions and the fund's investment in the subsidiary may be adversely affected by future legislation, Treasury regulations or guidance issued by the Internal Revenue Service that could affect the character, timing or amount of the fund's taxable income or any gains and distributions made by the fund.